Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Sep. 16, 2011	May 31, 2010
Goodwill And Other Intangible Assets [Line Items]
Disposed of intangible assets					$ 3.3
Disposed of goodwill					49.7	0.6
Weighted-average remaining useful life for other intangible assets	7.6	8.4
Amortization expense	15.9	28.4	40.5
Impairment of intangible assets	0.3	0.9	30.6	[1]
Patents Licenses And Intellectual Property [Member]
Goodwill And Other Intangible Assets [Line Items]
Disposed of intangible assets						14.3
Cost of disposed of intangible assets						88.2
Accumulated amortization of disposed of intangible assets						73.9
Maxipime And Azactam [Member]
Goodwill And Other Intangible Assets [Line Items]
Cost of disposed of intangible assets		258.4
Accumulated amortization of disposed of intangible assets		258.4
Computer Software [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment of intangible assets	$ 0.3	$ 0.9

[1]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.